THE CROWLEY PORTFOLIO GROUP, INC.

SEMI-ANNUAL REPORT

(UNAUDITED)

MAY 31, 2000

CROWLEY INCOME PORTFOLIO

Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements

Crowley Diversified Management Portfolio

Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

May 31, 2000 (Unaudited)

                                                            Market
                                                          Percent of             Value
 Par Value                                                Net Assets          (Note 1-A)
 ---------                                                ----------          ----------
                          CORPORATE BONDS & NOTES
                          -----------------------
                  Auto & Truck
$   500,000       Ford Holdings
                         7.350%, 11/07/11                      4.55%       $     481,850
    300,000        General Motors
                       7.700%, 04/15/16                        2.83              300,000
                                                            -------        -------------
                                                               7.38              781,850
                                                            -------        -------------
                Banking
     60,000        BankAmerica
                       7.750%, 07/15/02                         .57               60,056
     30,000        BankAmerica
                       7.875%, 12/01/02                         .28               30,070
     20,000        Bankers Trust New York
                       9.400%, 03/01/01                         .19               20,259
     95,000        Banque Paribas New York
                       6.875%, 03/01/09                         .87               92,103
    100,000        First Union Corp.
                       9.890%, 03/13/01                         .96              101,824
                                                            -------        -------------
                                                               2.87              304,312
                                                            -------        -------------
                Broadcasting & Cable T.V.
     50,000        Cox Communications, Inc.
                       8.875%, 03/01/01                         .48               50,382
                                                            -------        -------------
                Chemical (Basic)
    400,000        DuPont E.I.
                       8.250%, 1/15/22                         3.92              415,000
                                                            -------        -------------
                Computers & Periphals
    100,000        Unisys Corp.
                       7.875%, 04/01/08                         .93               98,000
                                                            -------        -------------
                Diversified Company
    171,000        American Standard, Inc.
                       9.250%, 12/01/16                        1.60              169,717
    107,000        Mark IV Industries
                       7.500%, 09/01/07                         .92               97,745
                                                            -------        -------------
                                                               2.52              267,462
                                                            -------        -------------
                Drug
    200,000        ICN Pharmaceutical,
                       9.250%, 08/15/05                        1.86              197,000
                                                            -------        -------------

                Electric Utility
    510,000        Appalachian Power Company
                       8.500%, 12/01/22                        4.96              524,790
    250,000        Duquesne Lighting Company
                       7.625%, 04/15/23                        2.41              255,625
    217,000        Houston Lighting & Power
                       7.750%, 03/15/23                        2.09              221,340
    245,000        Wisconsin Electric Power
                       1st Mortgage, 7.750%, 01/15/23          2.24              237,650
    400,000        Wisconsin Power & Light Company
                       1st Mortgage, 9.300%, 12/01/25          3.96              419,060
                                                            -------       --------------
                                                              15.66            1,658,465
                                                            -------        -------------

                Entertainment
    300,000        Paramount Communications
                       7.500%, 07/15/23                        2.80              297,000
    100,000        Walt Disney Co.
                       6.500%, 05/27/14                         .88               93,000
                                                            -------        -------------
                                                               3.68              390,000
                                                            -------        -------------
                Financial Services
    180,000        Advanta Medium Term Note
                       7.000%, 05/01/01                        1.65              175,050
    250,000        Franchise Finance Corp.
                       6.860%, 06/15/07                        2.22              235,000
    100,000        Leucadia Capital Trust I,
                       8.650%, 01/15/27                         .78               82,750
    250,000        Leucadia National Corp.
                       7.750%, 08/15/13                        2.36              250,250
    200,000        Source One Mortgage Services Corp.,
                       9.000%, 06/01/12                        2.11              223,600
    200,000        Trenwick Capital Trust,
                       8.820%, 02/01/37                        1.68              177,200
                                                            -------        -------------
                                                              10.80            1,143,850
                                                            -------        -------------
                Food Processing
    100,000        Quaker Oats Co.
                       9.000%, 12/17/01                         .97              102,322
                                                            -------        -------------
                Grocery Store
    350,000        Great Atlantic & Pacific Tea
                       7.750%, 04/15/07                        3.06              323,750
                                                            -------        -------------

                Hotel/Gaming Industry
    250,000       HMH Properties, Inc., Series B
                       7.875%, 08/01/08                        2.15              227,500
                                                            -------        -------------
                Insurance (Diversified)
    185,000        Aetna Services, Inc.
                       7.625%, 08/15/26                        1.70              180,098
                                                            -------        -------------
                Life/Health Insurance
    130,000        Amerus Capital I Bond
                       8.850%, 02/01/27                        1.11              117,000
                                                            -------        -------------
                Office Equipment & Supplies
     87,000        Ikon Office Solutions, Inc.
                       6.750%, 12/01/25                         .76               80,040
                                                            -------        -------------
                Paper and Forest Products
    100,000        Pope & Talbot
                       8.375%, 06/01/13                         .89               94,650
                                                            -------        -------------
                Retail Building Supply Industry
    300,000        Loews Corp.
                       7.625%, 06/01/23                        2.88              305,250
                                                            -------        -------------
                Retail Store Industry
    200,000        K Mart Corp., Medium Term Notes
                       8.850%, 12/15/11                        1.95              206,000
    100,000        K Mart Corp.
                       Pass Thru Sec K-1 8.990%, 07/05/10       .99              105,200
                                                            -------        -------------
                                                               2.94              311,200
                                                            -------        -------------
                Savings & Loan Industry
    200,000        Great Western Financial
                       8.206%, 02/01/27                        1.92              203,500
                                                            -------        -------------
                Securities Brokerage Industry
    200,000        Bear Stearns Companies
                       7.000%, 04/02/18                        1.69              178,500
    200,000        Lehman Bros Holding Inc.
                       8.500%, 08/01/07                        1.92              202,800
     30,000        Morgan Stanley Group
                       8.100%, 06/24/02                         .28               30,234
                                                            -------        -------------
                                                               3.89              411,534
                                                            -------        -------------
                Telecommunications Service Industry
    150,000        AT&T Corp.
                       8.125%, 07/15/24                        1.44              153,000
    150,000        GTE North, Inc.
                       7.625%, 05/15/26                        1.37              144,600
    100,000        ITT
                       6.250%, 11/15/00                         .93               98,720
    250,000        Media One Group
                       6.750%, 10/01/05                        2.29              242,500
                                                            -------        -------------
                                                               6.03              638,820
                                                            -------        -------------
                Trucking/Transportation Leasing
    100,000        Interpool, Inc.
                       7.200%, 08/01/07                         .83               87,400
                                                            -------        -------------
                   Total Corporate Bonds
                    & Notes (Cost $8,657,466)                 79.23            8,389,385
                                                            -------        -------------

See accompanying notes to financial statements

May 31, 2000 (Unaudited)

        Number
      of
      Shares
     -------
                                               PREFERRED STOCKS
                                               ----------------
      4,000     AT&T Capital, 8.25%                             .89%       $      94,752
      3,800     Canadian Occidental Petroleum, 9.75%            .82               87,164
      4,000     Conseco, 8.70%                                  .44               47,000
      4,000     Georgia Power, Series 7.75%                     .86               90,752
      8,000     Hartford Capital, Series A, 7.70%              1.69              178,504
     10,000     Hercules Trust I, 9.42%                        1.90              201,250
      6,000     Lincoln National Capital, Series 8.75%         1.35              143,250
      4,000     Nova Chemical, Ltd., 9.50%                      .78               82,500
     10,000     Pacific Telesis, 7.56%                         2.11              223,750
     10,000     Pacificorp Capital, 8.25%                      2.20              232,500
      6,000     Transcanada Pipe Line Ltd., 8.25%              1.23              129,750
                                                            -------        -------------
                     Total Preferred Stocks
                         (Cost $1,745,168)                    14.27            1,511,172
                                                            -------        -------------

See accompanying notes to financial statements

May 31, 2000 (Unaudited)

                                                                                Market
                                                           Percent of            Value
 Par Value                                                 Net Assets         (Note 1-A)
 ---------                                                 ----------         ----------
                       U.S. GOVERNMENT AGENCY
                       ----------------------
$   575,000       Federal Home Loan Bank
                     Zero Coupon, 07/07/17                     1.37%       $     144,612
  1,000,000       Federal Home Loan Bank
                     Zero Coupon, 07/28/17                     2.39              253,000
                                                            -------        -------------
                     Total U.S. Government Agency
                        (Cost $394,033)                        3.76              397,612
                                                            -------        -------------

                  Total Investments (Cost $10,796,667) (a)    97.26%          10,298,169
                  Other Assets Less Liabilities                2.74%             289,740
                                                            -------        -------------
                  Net Assets                                 100.00%       $  10,587,909
                                                            =======        =============

(a) Aggregate cost for federal income tax purposes is $10,796,667.

     At May 31, 2000, unrealized appreciation (depreciation)
     of securities for federal income tax purposes is as follows:
        Unrealized appreciation                                              $    46,682
        Unrealized depreciation                                                 (545,180)
                                                                             -----------
        Net unrealized depreciation                                          $  (498,498)
                                                                             ===========

See accompanying notes to financial statements

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS

May 31, 2000 (Unaudited)

    Number                                                   Market
      of                                                   Percent of             Value
    Shares                                                 Net Assets          (Note 1-A)
   --------                                                ----------          ----------
                             GENERAL EQUITY FUNDS
                             --------------------
                Aggressive Growth
      5,862        Invesco Small Company Growth                1.29%        $     95,193
      5,926        Strong Opportunity                          3.88              285,239
      7,009        Twentieth Century Ultra                     3.99              293,871
                                                            -------         ------------
                                                               9.16              674,303
                                                            -------         ------------
                Balanced
      8,728        Columbia Balanced                           2.97              218,823
      2,778        Dodge & Cox Balanced                        2.47              181,828
     12,103        Janus Balanced                              3.73              274,506
                                                            -------         ------------
                                                               9.17              675,157
                                                            -------         ------------
                Growth
      4,603        Columbia Growth                             3.10              228,400
      7,710        Dreyfus Disciplined                         4.35              320,500
      5,420        Harbor Capital Appreciation                 3.62              266,309
     13,333        Invesco Blue Chip Growth                    1.32               97,067
      7,054        Janus Mercury                               3.93              289,477
      2,004        Nicholas                                    2.23              164,638
      2,762        Strong Growth                               1.33               97,707
      5,923        T. Rowe Price Blue Chip                     2.95              216,960
      6,931        T. Rowe Price Mid Cap                       3.87              284,869
      6,308        Vanguard U.S. Growth                        3.60              265,128
      8,850        Warburg Capital Appreciation                3.50              257,438
      1,419        White Oak Growth                            1.32               96,863
                                                            -------         ------------
                                                              35.12            2,585,356
                                                            -------         ------------
                Growth/Income
      7,689        American Century Growth & Income            3.39              249,736
      2,969        Dodge & Cox Stock                           4.03              296,619
      6,275        Vanguard Growth & Income                    2.95              217,413
                                                            -------         ------------
                                                              10.37              763,768
                                                            -------         ------------
                Health Care
        927        Vanguard Health Care                        1.37              100,519
                                                            -------         ------------
                Technology
      2,000        Invesco Telecommunications                  1.33               97,760
      5,306        T. Rowe Price Science & Technology          4.02              296,075
                                                            -------         ------------
                                                               5.35              393,835
                                                            -------         ------------

See accompanying notes to financial statements

May 31, 2000 (Unaudited)

    Number                                                                       Market
      of                                                   Percent of            Value
    Shares                                                 Net Assets          (Note 1-A)
   --------                                                ----------          ----------
                              INTERNATIONAL EQUITY FUNDS
                              --------------------------
                Foreign Equity
      4,974        Managers International Equity               3.66%        $    269,536
     15,938        Twentieth Century International Equity      2.97              218,197
                                                            -------         ------------
                                                               6.63              487,733
                                                            -------         ------------
                Global Equity
      9,053        Founders Worldwide Growth                   2.77              204,057
      3,984        Gabelli Global Telecommunications           1.35               99,084
      4,101        Janus Worldwide                             4.12              303,428
      2,940        Scudder Greater Europe                      1.34               99,000
                                                            -------         ------------
                                                               9.58              705,569
                                                            -------         ------------

                Total Investments (Cost $5,622,441) (a)       86.75%           6,386,240
                Other Assets Less Liabilities                 13.25%             975,014
                                                            -------         ------------
                Net Assets                                   100.00%        $  7,361,254
                                                            =======         ============

(a) Aggregate cost for federal income tax purposes is $5,622,441.

        At May 31, 2000 unrealized appreciation (depreciation)
        of securities for federal income tax purposes is as follows:
           Unrealized appreciation                                            $  781,124
           Unrealized depreciation                                               (17,325)
                                                                              ----------
               Net unrealized appreciation                                    $  763,799
                                                                              ==========

See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2000 (Unaudited)

                                                                                    Diversified
                                                                       Income       Management
                                                                      Portfolio     Portfolio
                                                                      ---------   ------------
ASSETS
    Investments at market value
       (Identified cost $10,796,667 and $5,622,441)(Note 1)       $  10,298,169   $  6,386,240
    Cash                                                                  84,173       986,386
    Dividends and interest receivable                                    219,813          -
                                                                   -------------   -----------
       Total assets                                                   10,602,155     7,372,626
                                                                   -------------   -----------

LIABILITIES
    Accrued expenses                                                      14,246        11,372
                                                                   -------------   -----------

NET ASSETS
    (500 million shares of $.01 par value common stock
    authorized; 1,058,983 and 500,553 shares issued
    and outstanding, respectively)                                 $  10,587,909   $ 7,361,254
                                                                   =============   ===========

NET ASSET VALUE, OFFERING AND REPURCHASE
    PRICE PER SHARE
    ($10,587,909  /  1,058,983 shares)
      ($7,361,254  /     500,553 shares)                                  $10.00        $14.71
                                                                          ======        ======

NET ASSETS
    At May 31, 2000, net assets consisted of:
       Paid-in capital                                             $  11,134,475   $  6,378,723
       Undistributed (accumulated) net investment income (loss)          268,135        (70,070)
       Accumulated net realized gain (loss) on investments              (316,203)       288,802
       Net unrealized appreciation (depreciation)                       (498,498)       763,799
                                                                   -------------   ------------
                                                                   $  10,587,909   $  7,361,254
                                                                   =============   ============

See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2000 (Unaudited)

                                                                                   Diversified
                                                                 Income            Management
                                                                Portfolio          Portfolio
                                                                ---------         ------------
INVESTMENT INCOME
    Interest income                                            $  348,252         $   32,041
    Dividends                                                      83,750             33,564
                                                               ----------         ----------
       Total income                                               432,002             65,605
                                                               ----------         ----------

EXPENSES
    Investment advisory fees (Note 2)                              32,929             37,531
    Transfer agent fees (Note 2)                                   25,481             14,866
    Professional fees                                              11,552             12,252
    Custody fees                                                    1,659                  -
    Directors' fees                                                   352                740
    Miscellaneous                                                   3,019              4,894
                                                               -----------        ----------
       Total expenses                                              74,992             70,283
                                                               ----------         ----------
          Net investment income (loss)                            357,010             (4,678)
                                                               ----------         ----------

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized loss from security transactions                  (22,848)           (10,127)
    Capital gain distributions from
         regulated investment companies                               -              300,561
    Change in unrealized appreciation
        (depreciation) of investments                            (177,877)            29,851
                                                               ----------         ----------
       Net gain (loss) on investments                            (200,725)           320,285
                                                               ----------         ----------

NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                 $  156,285         $  315,607
                                                               ==========         ==========

See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.
THE CROWLEY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                   Six
                                                                Months Ended        Year Ended
                                                                May 31, 2000        November 30,
                                                                (Unaudited)            1999
                                                              ----------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                  $     357,010       $     739,003
       Net realized loss on investments                             (22,848)            (52,727)
       Change in unrealized depreciation of investments            (177,877)           (574,991)
                                                              -------------       -------------
       Net increase in net assets resulting from operations         156,285             111,285

    Distributions to shareholders
       Net investment income
          ($0.70 and $0.59 per share, respectively)                (744,290)           (638,573)

    Capital share transactions (a)
       Decrease in net assets resulting from capital
          share transactions                                       (137,158)           (139,524)
                                                              -------------       -------------
          Total decrease in net assets                             (725,163)           (666,812)

NET ASSETS
    Beginning of period                                          11,313,072          11,979,884
                                                              -------------       -------------
    End of period
       (Including undistributed net investment income of
        $268,135 and $655,415, respectively)                  $  10,587,909       $  11,313,072
                                                              =============       =============
(a) Summary of capital share activity follows:
                                        Six Months Ended
                                          May 31, 2000                     Year Ended
                                           (Unaudited)                  November 30, 1999
                                    ---------------------------      ---------------------
                                        Shares         Value         Shares          Value
                                        ------         -----         ------          -----

Shares sold                             10,754     $   104,993        55,154    $    580,801
Shares issued in reinvestment
        of distributions                75,697         741,071        60,643         638,573
                                     ---------     -----------    ----------    ------------
                                        86,451         846,064       115,797       1,219,374
Shares redeemed                        (98,788)       (983,222)     (128,373)     (1,358,898)
                                    ----------     -----------    ----------    ------------
    Net decrease                       (12,337)    $  (137,158)      (12,576)   $   (139,524)
                                    ==========     ===========    ==========    ============

See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.
THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                   Six
                                                                Months Ended        Year Ended
                                                                May 31, 2000        November 30,
                                                                (Unaudited)            1999
                                                              ----------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income (loss)                           $      (4,678)       $     38,398
       Net realized loss on investments                             (10,127)           (230,665)
       Capital gain distributions from regulated
          investment companies                                      300,561             317,139
       Change in unrealized appreciation of investments              29,851             792,579
                                                              -------------        ------------
       Net increase in net assets resulting from operations         315,607             917,451

    Distributions to shareholders
       Net investment income
          ($0.16 and $0.13 per share, respectively)                 (78,738)            (61,879)
       Net realized gains on investments
          ($0.18 and $0.45 per share, respectively)                 (88,580)           (214,198)

    Capital share transactions (a)
       Increase in net assets resulting from capital
          share transactions                                        103,678             223,129
                                                              -------------        ------------
          Total increase in net assets                              251,967             864,503

NET ASSETS
    Beginning of period                                           7,109,287           6,244,784
                                                              -------------        ------------
    End of period
       (Including undistributed (accumulated)
        net investment income (loss) of
        $(70,070) and $13,346, respectively)                  $   7,361,254        $  7,109,287
                                                              =============        ============
(a) Summary of capital share activity follows:
                                        Six Months Ended
                                          May 31, 2000                     Year Ended
                                           (Unaudited)                  November 30, 1999
                                    ---------------------------      ---------------------
                                        Shares         Value         Shares          Value
                                        ------         -----         ------          -----

Shares sold                             13,961     $   210,873        16,896    $   226,794
Shares issued in
  reinvestment of distributions         11,088         167,318        21,237        276,077
                                      --------     -----------     ---------    -----------
                                        25,049         378,191        38,133        502,871
Shares redeemed                        (18,301)       (274,513)      (20,662)      (279,742)
                                      --------     -----------     ---------    -----------
    Net increase                         6,748    $    103,678        17,471    $   223,129
                                      ========     ===========     =========    ===========

See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.THE
CROWLEY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                            Six Months Ended                Year Ended November 30,
                                              May 31, 2000   ---------------------------------------
                                              (Unaudited)     1999     1998    1997    1996    1995
                                            ---------------   ----     ----    ----    ----    ----
NET ASSET VALUE
    Beginning of period                         $ 10.56     $11.05   $11.00  $10.90  $11.08  $10.69
                                                -------     ------    ------  ------  ------  ------

INCOME FROM INVESTMENT OPERATIONS
    Net investment income                           .50        .69      .59     .69     .59     .65
    Net gains (losses) on securities
      (both realized and unrealized)               (.36)      (.59)     .14     .06    (.15)    .37
                                                -------     ------    ------  ------  ------  ------
      Total from investment operations              .14        .10      .73     .75     .44    1.02
                                                -------     ------    ------  ------  ------  ------

LESS DISTRIBUTIONS
    Dividends (from net investment income)         (.70)      (.59)    (.68)   (.65)   (.62)   (.63)
                                                -------     ------    ------  ------  ------  ------

NET ASSET VALUE
    End of period                               $ 10.00     $10.56   $11.05  $11.00  $10.90  $11.08
                                                =======     ======   ======  ======  ======  ======

TOTAL RETURN                                       1.47%       .92%    7.03%   7.34%   4.16%  10.12%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)     $10,588    $11,313  $11,980  $9,373  $9,529  $8,940
    Ratio of expenses to average net assets        1.37%*     1.36%    1.35%   1.39%   1.39%   1.43%
    Ratio of net investment income to
       average net assets                          6.53%*     6.17%    5.70%   6.22%   5.62%   6.43%
    Portfolio turnover rate                        1.35%     27.13%   44.77%  22.81%  66.18%  31.60%

* Annualized

See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.THE
CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                              Period
                                                                                             Apri1,1995
                                            Six Months Ended     Year Ended November 30,       To
                                              May 31, 2000   -----------------------------  November 30,
                                              (Unaudited)     1999     1998    1997    1996    1995
                                            ---------------   ----     ----    ----    ---- ------------
NET ASSET VALUE
    Beginning of period                         $ 14.40     $13.11   $12.87  $12.15  $10.71  $10.00
                                                -------     ------   ------  ------  ------  ------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                   (.01)       .08      .16     .17     .05       -
    Net gains on securities
        (both realized and unrealized)              .66       1.79      .48    1.17    1.43     .71
                                                -------     ------   ------  ------  ------  ------
      Total from investment operations              .65       1.87      .64    1.34    1.48     .71
                                                -------     ------   ------  ------  ------  ------
LESS DISTRIBUTIONS
    Dividends (from net investment income)         (.16)      (.13)    (.08)   (.18)   (.04)      -
    Distributions (from realized capital gains)    (.18)      (.45)    (.32)   (.44)      -       -
                                                -------     ------   ------  ------  ------  ------
    Total distributions                            (.34)      (.58)    (.40)   (.62)   (.04)      -
                                                -------     ------   ------  ------  ------  ------
NET ASSET VALUE
    End of period                               $ 14.71     $14.40   $13.11  $12.87  $12.15  $10.71
                                                =======     ======   ======  ======  ======  ======

TOTAL RETURN                                       4.45%     14.74%    5.10%  11.64%  13.87%   7.10%
RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)      $7,361     $7,109   $6,245  $2,240  $1,500    $962
    Ratio of expenses to average net assets        1.88%*     1.82%    1.88%   1.87%   2.22%   2.06%*
    Ratio of net investment income
        (loss) to average net assets               (.13)%*     .57%    1.11%   1.08%    .46%   (.09)%*
    Portfolio turnover rate                       16.60%     23.81%    4.51%      -   20.69%      -

* Annualized.

(a)Effective date of the Portfolio’s initial registration under the Securities Act of 1933, as amended.

See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.

NOTES TO FINANCIAL STATEMENTS

May 31, 2000 (Unaudited)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Crowley Portfolio Group, Inc. (the "Fund") is an open-end diversified investment company currently offering two series of shares: The Crowley Income Portfolio, and The Crowley Diversified Management Portfolio (each a "Portfolio").

The objective of The Crowley Income Portfolio is to maximize current income, consistent with prudent risk, i.e., reasonable risk to principal. The objective of The Crowley Diversified Management Portfolio is high total return consistent with reasonable risk. The Portfolios will use a variety of investment strategies in an effort to balance portfolio risks and to hedge market risks. There can be no assurance that the objectives of the Portfolios will be achieved.

SECURITY VALUATION
Portfolio securities which are fixed income securities, are valued by using market quotations, prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers, Inc. Money market securities with remaining maturities of less than 60 days are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

FEDERAL INCOME TAXES
The Portfolios intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. At November 30, 1999, the Income Portfolio had a capital loss carryforward for Federal income tax purposes of approximately $293,400, of which $22,000 expires in the year 2002, $28,400 in 2003, $143,200 in 2004, $47,000 in 2005 and $52,800 in 2006.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS
As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

USE OF ESTIMATES IN FINANCIAL STATEMENTS
In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Crowley & Crowley Corp. (the "Advisor") provides the Fund with management and administrative services pursuant to a Management Agreement.
As compensation for its services, the Advisor receives a fee, computed daily and payable monthly, at the annualized rate of .60% of the average daily net assets of The Crowley Income Portfolio and 1% of the average daily net assets of The Crowley Diversified Management Portfolio. The Advisor pays all expenses incurred by it in rendering management services to the Fund including the costs of accounting, bookkeeping and data processing services provided in its role as administrator. The Portfolios bear their costs of operations, which include, but are not limited to: advisory fees, taxes, brokerage fees, accounting fees, legal fees, custodian and auditing fees, and printing and other expenses which are not expressly assumed by the Advisor under the Management Agreement.

The Crowley Financial Group, Inc. (“TCFG”) serves as the Portfolio shareholders’ servicing agent. As shareholder servicing agent, TCFG will act as the Transfer, Dividend Disbursing and Redemption Agent to the Portfolios. As compensation for its services, TCFG receives a fee computed daily and payable monthly, at the annualized rate of .40% of the average daily net assets of each Portfolio. During the six months ended May 31, 2000, TCFG earned fees of $25,481 and $14,866 from the Income Portfolio and Diversified Management Portfolio, respectively.

Crowley Securities serves as distributor of the Fund's shares.
Certain officers and directors of the Fund are also officers of Crowley Crowley Corp., Crowley Securities and The Crowley Financial Group, Inc.
(3) PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, aggregated $143,750 and $481,770, respectively, in the Income Portfolio and $1,707,701 and $977,612, respectively, in the Diversified Management Portfolio.